Vanguard SP Small-Cap 600 Index Fund Investment Objectives and Goals - ETF Prospectus [Member] - Vanguard SP Small-Cap 600 Index Fund	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Vanguard S&P Small-Cap 600 ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard S&P Small-Cap 600 ETF, an exchange-traded share class of Vanguard S&P Small-Cap 600 Index Fund (the “Fund”), seeks to track the performance of a benchmark index that measures the investment return of small-capitalization stocks in the United States.